Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Accrued Expenses and Other Liabilities
17.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Accrued expenses	14,424	13,986	2,254
Salaries and welfare payable	43,687	5,178	835
Business and other taxes payable	12,617	6,627	1,068
Unrecognized tax positions (note 25)	49,355	36,616	5,901
Other accruals	25,611	34,123	5,500
Financial derivatives*	—	33,663	5,425
Notes payable	795	—	—

	146,489	130,193	20,983

*	IFC loan includes the host debt instrument and embedded derivatives. The embedded derivatives are subject to bifurcation as a separate instrument and stated at fair value. As of December 31, 2014, the fair value of derivatives was RMB33,663 (US$5,425). The loss on changes in the fair value of derivatives amounted to RMB2,605 (US$420) was recognized in the consolidated statements of comprehensive income for the year ended December 31, 2014.